Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Schedule of Income Tax Disclosure [Line Items]
Schedule of Components of Income Tax Expense (Benefit)

	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015
	(Dollars in millions)
Provision for income taxes	$30	$24	$73	$70
Effective tax provision rate	34.3%	34.4%	33.8%	36.0%

Federal
Schedule of Income Tax Disclosure [Line Items]
Schedule of Components of Income Tax Expense (Benefit)
Components of the provision (benefit) for income taxes consist of the following.

	For the Years Ended December 31,
	2015	2014	2013
Current	(Dollars in millions)
Federal	$2	$2	$—
State	—	(1)	—
Total current income tax expense	2	1	—
Deferred
Federal	82	(35)	(407)
State	(2)	—	(9)
Total deferred income tax expense (benefit)	80	(35)	(416)
Total income tax expense (benefit)	$82	$(34)	$(416)

Schedule of Effective Income Tax Rate Reconciliation
The Company’s effective tax rate differs from the statutory federal tax rate. The following is a summary of such differences.

	For the Years Ended December 31,
	2015	2014	2013
	(Dollars in millions)
Provision (benefit) at statutory federal income tax rate (35%)	$84	$(37)	$(52)
(Decreases) increases resulting from:
Change in valuation allowance, federal and state	(6)	8	(355)
Residual tax effect associated with other comprehensive income	—	—	(6)
State income tax (benefit), net of federal income tax effect	4	(9)	(3)
Warrant expense (income)	1	(2)	—
Non-deductible compensation	1	1	—
Litigation settlement	—	4	—
Other	(2)	1	—
Provision (benefit) for income taxes	$82	$(34)	$(416)

Schedule of Net Deferred Tax Assets
Temporary differences and carry forwards that give rise to deferred tax assets and liabilities are comprised of the following.

	December 31,
	2015	2014
	(Dollars in millions)
Deferred tax assets
Tax loss carry forwards	$258	$292
Allowance for loan losses	89	140
Litigation settlement	31	30
Representation and warranty reserves	15	20
Alternative Minimum Tax credit carry forwards (indefinite carry forward period)	15	13
General business credit	1	—
Accrued compensation	9	—
Non-accrual interest revenue	3	6
Real Estate Mortgage Investment Conduits	—	5
Deferred interest	3	4
Other	9	7
Total	433	517
Valuation allowance	(22)	(33)
Total (net)	411	484
Deferred tax liabilities
Mortgage loan servicing rights	(19)	(32)
Mark-to-market adjustments	(17)	(3)
Commercial lease financing	(3)	(3)
Premises and equipment	(3)	(2)
State and local taxes	(5)	(2)
Total	(47)	(42)
Net deferred tax asset	$364	$442